Interest in Other Entities (Details) - Detail 4 - USD ($)								12 Months Ended
	Dec. 06, 2023	Sep. 05, 2023	May 17, 2023	Mar. 21, 2023	Mar. 16, 2023	Oct. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Jun. 20, 2023	Dec. 31, 2022	Feb. 02, 2022
Interest in Other Entities (Details) - Detail 4 [Line Items]
Stockholders units (in Shares)				3,294,117
Purchase price				$ 4,250				$ 530,000			$ 1,595,000
Company shares				18.45%
Recognized a loss				$ 2,946,000
Proceeds amount			$ 5,700,000		$ 937,000
Consideration amount	$ 250,000	$ 764,000	$ 5,700,000			$ 2,000,000	$ 1,333,000	$ 1,250,000
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Detail 4 [Line Items]
Common stock outstanding, pecentage										27.02%
Consideration amount									$ 494,000